Legacy cost commitments	12 Months Ended
Jun. 30, 2026
Legacy Cost Commitments [Abstract]
Legacy cost commitments
29.	Legacy cost commitments

In June 2024, the Company entered into a payment agreement with Ellenoff Grossman & Schole LLP (“EGS”) related to the fees owed to EGS at the closing of the Business Combination for which EGS provided legal representation to EDOC regarding the Business Combination. Pursuant to the agreement, the EGS agreed to reduce the amount owed by the Company by USD$250,000 to USD$2,100,000 to be paid in payments beginning in June 2024 and ending in December 2025. The Company agreed to pay monthly payments of USD$100,000 per month, with the exception of a payment of USD$200,000 in December 2024 and December 2025.

As of June 30, 2026, the Company has paid USD$300,000 to EGS and all outstanding amounts owed to EGS were fully settled by December 2025.

As of June 30, 2026, the Company has paid USD$1,321,250 to IBankers (IBS) and all outstanding amounts owed to IBS were fully settled by December 2025.

As of June 30, 2026, the Company has no outstanding legacy cost commitments.